Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Movements of Share Capital

Movements of share capital of the Company:

	Number of shares
	Class A Ordinary Shares	Class B Ordinary Shares	Preference Shares	Total
At January 1, 2024	25,280,667	13,254,838	3,466,820	42,002,325

Conversion of Preference Shares to Class A Ordinary Shares	1,059,245	-	(1,059,245)	-
Exercise of share options	1,593,333	-	-	1,593,333
Issuance of share for settlement of long-term employee benefit	30,167	-	-	30,167
At December 31, 2024 and January 1, 2025	27,963,412	13,254,838	2,407,575	43,625,825

Exercise of share options	339,572	-	-	339,572
Issuance of share for settlement upon vesting of restricted share units	1,918,785	-	-	1,918,785
At December 31, 2025	30,221,769	13,254,838	2,407,575	45,884,182

	Number of shares
	Class A Ordinary Shares	Class B Ordinary Shares	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Class C Ordinary Shares	Preference Shares	Total
At January 1, 2023	-	-	815,700	632,529	-	4,758,252	6,206,481
Scrip dividend for Preference Shares (note (a))	-	-	-	-	-	142,032	142,032
Conversion of Preference Shares to Old Class A Ordinary Shares	-	-	449,865	-	-	(449,865)	-
Shares issued pursuant to share-based payment arrangement	-	-	8,726	-	-	-	8,726
Shares issued upon exercise of Class C warrants	-	-	-	-	8,349,958	-	8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares	-	-	(2,304)	-	-	-	(2,304)
Capital Reorganization - Share Exchange (note (b))	10,254,474	-	(1,271,987)	(632,529)	(8,349,958)	-	-
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 25)	10,092,134	14,874,838	-	-	-	-	24,966,972
Shares issued upon the exercise of call option for loan notes (note (c))	2,005,460	-	-	-	-	-	2,005,460
Share issued for settlement of expenses (note (d))	325,000	-	-	-	-	-	325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares	1,620,000	(1,620,000)	-	-	-	-	-
Conversion of Preference Shares to Class A Ordinary Shares	983,599	-	-	-	-	(983,599)	-
At December 31, 2023	25,280,667	13,254,838	-	-	-	3,466,820	42,002,325
(a)	Prior to the Capital Reorganization, the Company declared scrip dividends to holders of the Preference Shares and issued an aggregate of 142,032 Preference Shares. No other dividends were declared to holders of any shares of the Company during the years ended December 31, 2025, 2024 and 2023.

(b)	As described in note 1, upon closing of the Capital Reorganization, 10,254,474 Class A ordinary shares and 4,450,419 Preference Shares of the Company were exchanged for 33,379,256 ordinary shares of CGCL and 14,486,506 preference shares of CGCL at an exchange ratio of 0.307212.

(c)	During the year ended December 31, 2023, the Company executed a deed poll constituting up to US$5,000,000 of fixed rate unsecured loan notes, bearing a paid in kind (“PIK”) interest rate of 25% per annum (together with any PIK notes, the “Call Option Notes”) subscribed by a company controlled by a shareholder with significant influence over the Company (the “Option Holder”). Immediately after the closing of the Capital Reorganization, the Option Holder elected to exercise its call option for subscription of additional loan notes (see note 19) in full pursuant to the call option agreement by and between the Company and the Option Holder, as a result of which it received 2,005,460 Class A Ordinary Shares of the Company for no consideration and subscribed for US$5,000,000 of Call Option Notes in an aggregate principal amount of US$5,000,000. The Company has fully settled the Call Option Notes together with any accrued interest in October, 2023.

(d)	The Company issued 325,000 Class A Ordinary Shares for settlement of professional services rendered by a third party to the Group in lieu of the cash settlement option of US$500,000 during the year ended December 31, 2023 (note 24).

Schedule of Share Capital of the Company

Details of share capital of the Company:

	2025	2024
	US$	US$
Authorized:
440,000,000 Class A Ordinary Shares	44,000	44,000
50,000,000 Class B Ordinary Shares	5,000	5,000
10,000,000 Preference Shares	1,000	1,000
	50,000	50,000
Issued and fully paid:
30,221,769 (2024: 27,963,412) Class A Ordinary Shares	3,022	2,797
13,254,838 (2024: 13,254,838) Class B Ordinary Shares	1,325	1,325
2,407,575 (2024: 2,407,575) Preference Shares	241	241
	4,588	4,363